UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2010

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:    Rima Management, L.L.C.

Address: 110 East 55th Street, Suite 1600
         New York, NY 10022

13F File Number: 028-11698


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   George Malikotsis
Title:  Vice President
Phone:  (514) 281-8082


Signature, Place and Date of Signing:


/s/ George Malikotsis             New York, NY               August 4, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   88

Form 13F Information Table Value Total:   $463,276
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   Form 13F File Number        Name

1.       028-11888             Senvest International L.L.C.
-----------------------        ------------------------------

This filing includes assets under the common control of Richard Mashaal as the Managing Member of Rima Management, L.L.C. and as an employee of Senvest International LLC, whose proprietary portfolio he manages.

                                                          FORM 13F INFORMATION TABLE


COLUMN 1                        COLUMN  2         COLUMN 3    COLUMN 4      COLUMN 5       COLUMN 6    COLUMN 7      COLUMN 8

                                                               VALUE   SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP       (X$1000) PRN AMT   PRN CALL  DISCRETION  MNGRS    SOLE    SHARED  NONE
AEGEAN MARINE PETROLEUM NETW    SHS               Y0017S102    1,126      56,350 SH        DEFINED      1         56,350
ALLOT COMMUNICATIONS LTD        SHS               M0854Q105    3,497     794,858 SH        DEFINED      1        794,858
ALTO PALERMO S A                SPONSORED ADR     02151P107      150      16,631 SH        DEFINED      1         16,631
AMAG PHARMACEUTICALS INC        COM               00163U106    3,755     109,322 SH        DEFINED      1        109,322
AMPAL AMERN ISRAEL CORP         CL A              032015109       19      12,000 SH        DEFINED      1         12,000
ASCENT MEDIA CORP               COM SER A         043632108    4,054     160,508 SH        DEFINED      1        160,508
ASSURED GUARANTY LTD            COM               G0585R106   16,113   1,214,238 SH        DEFINED      1      1,214,238
ATP OIL & GAS CORP              COM               00208J108      265      25,000 SH        DEFINED      1         25,000
AUDIOCODES LTD                  ORD               M15342104    6,879   2,785,139 SH        DEFINED      1      2,785,139
AUTHENTEC INC                   COM               052660107    2,301     916,553 SH        DEFINED      1        916,553
BANCO SANTANDER SA              ADR               05964H105    6,540     622,900 SH        DEFINED      1        622,900
BANK OF AMERICA CORPORATION     COM               060505104      575      40,000 SH        DEFINED      1         40,000
BARCLAYS PLC                    ADR               06738E204      477      30,000 SH        DEFINED      1         30,000
BBVA BANCO FRANCES S A          SPONSORED ADR     07329M100      562      89,002 SH        DEFINED      1         89,002
BLACKSTONE GROUP L P            COM UNIT LTD      09253U108      382      40,000 SH        DEFINED      1         40,000
BROOKFIELD HOMES CORP           COM               112723101    1,121     166,302 SH        DEFINED      1        166,302
BROOKS AUTOMATION INC           COM               114340102       77      10,000 SH        DEFINED      1         10,000
CARDIOME PHARMA CORP            COM NEW           14159U202   10,437   1,280,656 SH        DEFINED      1      1,280,656
CASUAL MALE RETAIL GRP INC      COM NEW           148711302    2,408     704,111 SH        DEFINED      1        704,111
CEVA INC                        COM               157210105    7,034     558,287 SH        DEFINED      1        558,287
CITIGROUP INC                   COM               172967101      150      40,000 SH        DEFINED      1         40,000
CLARIENT INC                    COM               180489106    1,050     340,856 SH        DEFINED      1        340,856
COLONY FINL INC                 COM               19624R106      198      11,700 SH        DEFINED      1         11,700
CRESUD S A C I F Y A            SPONSORED ADR     226406106      653      53,819 SH        DEFINED      1         53,819
CYPRESS BIOSCIENCES INC         COM PAR $.02      232674507      163      70,800 SH        DEFINED      1         70,800
DORAL FINL CORP                 COM NEW           25811P886    3,140   1,286,790 SH        DEFINED      1      1,286,790
EMPIRE RESORTS INC              NOTE  8.000% 7/3  292052AB3      423     500,000 PRN       DEFINED      1        500,000
FIRST INDUSTRIAL REALTY TRUS    COM               32054K103      376      78,000 SH        DEFINED      1         78,000
FORESTAR GROUP INC              COM               346233109    4,703     261,866 SH        DEFINED      1        261,866
GASTAR EXPL LTD                 COM NEW           367299203    4,854   1,344,624 SH        DEFINED      1      1,344,624
GENWORTH FINL INC               COM CL A          37247D106   75,162   5,750,692 SH        DEFINED      1      5,750,692
ICO GLOBAL COMM HLDGS LTD DE    CL A              44930K108      258     160,017 SH        DEFINED      1        160,017
IMMERSION CORP                  COM               452521107    1,802     356,191 SH        DEFINED      1        356,191
INVESCO MORTGAGE CAPITAL INC    COM               46131B100   16,754     837,303 SH        DEFINED      1        837,303
IRSA INVERSIONES Y REP S A      GLOBL DEP RCPT    450047204    4,496     430,676 SH        DEFINED      1        430,676
ISTAR FINL INC                  COM               45031U101    3,594     805,749 SH        DEFINED      1        805,749
KAPSTONE PAPER & PACKAGING C    COM               48562P103    1,755     157,538 SH        DEFINED      1        157,538
LABRANCHE & CO INC              COM               505447102       70      16,268 SH        DEFINED      1         16,268
LAS VEGAS SANDS CORP            COM               517834107      901      40,700 SH        DEFINED      1         40,700
LIGAND PHARMACEUTICALS INC      CL B              53220K207       72      49,509 SH        DEFINED      1         49,509
LTX-CREDENCE CORP               COM               502403108      283     100,000 SH        DEFINED      1        100,000
MERITAGE HOMES CORP             COM               59001A102      358      22,000 SH        DEFINED      1         22,000
MGIC INVT CORP WIS              COM               552848103    3,295     478,222 SH        DEFINED      1        478,222
MOSYS INC                       COM               619718109      195      44,100 SH        DEFINED      1         44,100
MULTIBAND CORP                  COM NEW           62544X209       30      19,000 SH        DEFINED      1         19,000
NASDAQ OMX GROUP INC            COM               631103108      224      12,600 SH        DEFINED      1         12,600
NEUROMETRIX INC                 COM               641255104       12      10,276 SH        DEFINED      1         10,276
NEWCASTLE INVT CORP             COM               65105M108    5,479   2,044,422 SH        DEFINED      1      2,044,422
NII HLDGS INC                   CL B NEW          62913F201   15,054     462,910 SH        DEFINED      1        462,910
NOVA MEASURING INSTRUMENTS L    COM               M7516K103    4,610   1,110,797 SH        DEFINED      1      1,110,797
NYSE EURONEXT                   COM               629491101    1,605      58,100 SH        DEFINED      1         58,100
ODYSSEY MARINE EXPLORATION I    COM               676118102      147     146,510 SH        DEFINED      1        146,510
ONYX PHARMACEUTICALS INC        COM               683399109    9,602     444,745 SH        DEFINED      1        444,745
ORBOTECH LTD                    ORD               M75253100    2,112     194,251 SH        DEFINED      1        194,251
PALOMAR MED TECHNOLOGIES INC    COM NEW           697529303    1,640     146,566 SH        DEFINED      1        146,566
PC-TEL INC                      COM               69325Q105    1,778     352,773 SH        DEFINED      1        352,773
PENNYMAC MTG INVT TR            COM               70931T103    4,396     276,493 SH        DEFINED      1        276,493
PERICOM SEMICONDUCTOR CORP      COM               713831105      185      19,300 SH        DEFINED      1         19,300
PMI GROUP INC                   NOTE  4.500% 4/1  69344MAK7      173     250,000 PRN       DEFINED      1        250,000
PMI GROUP INC                   COM               69344M101    9,325   3,226,482 SH        DEFINED      1      3,226,482
POPULAR INC                     COM               733174106    4,895   1,826,466 SH        DEFINED      1      1,826,466
QUIKSILVER INC                  COM               74838C106    3,073     830,631 SH        DEFINED      1        830,631
RADIAN GROUP INC                COM               750236101   62,755   8,667,817 SH        DEFINED      1      8,667,817
RADWARE LTD                     ORD               M81873107   38,631   1,887,223 SH        DEFINED      1      1,887,223
RAM ENERGY RESOURCES INC        COM               75130P109    2,544   1,228,947 SH        DEFINED      1      1,228,947
RAMTRON INTL CORP               COM NEW           751907304      373     143,631 SH        DEFINED      1        143,631
ROYAL BK SCOTLAND GROUP PLC     SPON ADR SER H    780097879    1,338      78,179 SH        DEFINED      1         78,179
ROYAL BK SCOTLAND GROUP PLC     SPON ADR F        780097804      552      31,652 SH        DEFINED      1         31,652
ROYAL BK SCOTLAND GROUP PLC     SP ADR PREF T     780097713   22,684   1,873,143 SH        DEFINED      1      1,873,143
SANDISK CORP                    COM               80004C101   25,924     616,218 SH        DEFINED      1        616,218
SILICON IMAGE INC               COM               82705T102    1,097     312,615 SH        DEFINED      1        312,615
SUPERTEX INC                    COM               868532102   19,063     773,036 SH        DEFINED      1        773,036
SYNERON MEDICAL LTD             ORD SHS           M87245102      103      10,000 SH        DEFINED      1         10,000
SYNTROLEUM CORP                 COM               871630109       17      10,400 SH        DEFINED      1         10,400
TELEFONICA S A                  SPONSORED ADR     879382208    1,165      20,971 SH        DEFINED      1         20,971
TERRESTAR CORP                  COM               881451108      217     439,329 SH        DEFINED      1        439,329
TEVA PHARMACEUTICAL INDS LTD    ADR               881624209      884      17,000 SH        DEFINED      1         17,000
TOWER SEMICONDUCTOR LTD         ORD               M87915100      353     250,000 SH        DEFINED      1        250,000
TREE COM INC                    COM               894675107    2,671     422,545 SH        DEFINED      1        422,545
TWO HBRS INVT CORP              COM               90187B101    8,665   1,050,260 SH        DEFINED      1      1,050,260
UAL CORP                        COM NEW           902549807      617      30,000 SH        DEFINED      1         30,000
U S AIRWAYS GROUP INC           COM               90341W108      697      81,000 SH        DEFINED      1         81,000
VICOR CORP                      COM               925815102    2,987     239,169 SH        DEFINED      1        239,169
VIRTUS INVT PARTNERS INC        COM               92828Q109    7,057     376,971 SH        DEFINED      1        376,971
VOLTAIRE LTD                    ORD SHS           M97613109      870     197,626 SH        DEFINED      1        197,626
WILLBROS GROUP INC DEL          COM               969203108       74      10,000 SH        DEFINED      1         10,000
XL CAP LTD                      CL A              G98255105    1,011      63,151 SH        DEFINED      1         63,151
ZORAN CORP                      COM               98975F101    4,109     430,726 SH        DEFINED      1        430,726




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